Other Assets - Components of Other within Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of Other Assets [line items]
Accounts receivable, prepaid expenses and other items	$ 4,563	$ 3,832
Accrued interest receivable	4,478	4,463
Bank owned life insurance policies	6,514	6,350
Leased vehicles, net of accumulated amortization	25	67
Cash collateral	11,149	9,419
Investments in associates and joint ventures	1,786	1,727
Insurance-related assets	6,583	5,748
Other employee future benefits assets	87	44
Precious metals	6,383	9,485
Total	42,884	42,387
Pension Plans [member]
Disclosure of Other Assets [line items]
Pension asset	1,126	1,063
Other assets [member] | Pension Plans [member]
Disclosure of Other Assets [line items]
Pension asset	$ 1,316	$ 1,252